United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/14

Date of Reporting Period: Quarter ended 11/30/13

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—81.3%
		Aerospace/Defense—0.6%
$750,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$772,500
1,275,000		TransDigm, Inc., 5.50%, 10/15/2020	1,265,437
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,188,000
		TOTAL	3,225,937
		Automotive—3.9%
1,275,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	1,338,750
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	514,188
600,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	633,000
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	956,250
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	541,500
900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,028,250
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	375,813
400,000		Delphi Corp., 5.00%, 2/15/2023	416,000
800,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	600,000
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	685,750
1,050,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,092,000
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	249,375
1,175,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,336,562
1,225,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	1,172,937
725,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	726,812
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,444,500
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	429,844
1,225,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	1,387,312
1,250,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	1,309,375
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	412,500
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	405,000
625,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	648,438
383,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	421,779
2,225,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	2,258,375
		TOTAL	20,384,310
		Building Materials—2.9%
525,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	547,313
125,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	126,875
625,000		Anixter International, Inc., 5.625%, 5/1/2019	653,125
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	324,000
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	270,625
800,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	838,000
500,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	530,000
1,100,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,207,250
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	881,000
1,150,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,184,263
225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	249,188
1,600,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,776,000
105,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	114,450
1,107,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,188,641

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,525,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	$1,605,062
650,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	679,250
1,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,424,500
950,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	1,078,250
525,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	544,031
		TOTAL	15,221,823
		Chemicals—2.0%
450,000		Ashland, Inc., 3.875%, 4/15/2018	454,500
475,000		Ashland, Inc., 4.75%, 8/15/2022	454,812
700,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	674,625
600,000		Chemtura Corp., 5.75%, 7/15/2021	610,500
1,750,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,863,750
125,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	117,969
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	170,406
450,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	460,687
1,650,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,722,187
675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	669,094
1,175,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,163,250
600,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	628,500
400,000	[1,2]	Nova Chemicals Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	413,250
575,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	621,000
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	364,345
		TOTAL	10,388,875
		Construction Machinery—0.3%
250,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	285,625
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,316,000
		TOTAL	1,601,625
		Consumer Products—3.1%
2,350,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	2,555,625
650,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	682,500
300,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	312,375
850,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	850,000
1,575,000	[1,2]	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,689,187
875,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	829,062
1,080,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	1,158,300
525,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	559,125
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	458,469
2,975,000		ServiceMaster Co., 7.00%, 8/15/2020	2,859,719
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	266,750
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	103,438
625,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	628,125
200,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	213,500
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	915,875
900,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	906,750
1,325,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,245,500
275,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	294,937
		TOTAL	16,529,237
		Energy—7.1%
1,300,000		Antero Resources Corp., 6.00%, 12/1/2020	1,368,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$975,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 11/1/2021	$985,359
1,150,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,201,750
1,175,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	1,236,688
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	288,063
450,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	463,500
1,525,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	1,566,937
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,173,625
700,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	761,250
675,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	700,313
175,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	182,000
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,523,812
1,225,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	1,286,250
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	800,187
625,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	646,094
500,000		Concho Resources, Inc., 5.50%, 4/1/2023	510,000
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	413,906
275,000		Continental Resources, Inc., 4.50%, 4/15/2023	273,625
200,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	216,500
875,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,010,625
443,230	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.875%, 12/15/2017	465,392
325,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	349,375
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	812,000
1,150,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	1,210,375
473,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	471,818
1,525,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	1,507,321
200,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	201,000
475,000	[1,2]	Kodiak Oil & Gas Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/1/2022	477,375
725,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	755,812
1,175,000	[1,2]	Linn Energy LLC, Series 144A, 7.00%, 11/1/2019	1,175,000
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	278,438
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	591,250
375,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	221,250
1,475,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,478,687
1,625,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,710,312
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,107,000
875,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	945,000
675,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	734,063
875,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	945,000
375,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	409,951
325,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	318,500
450,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	436,500
900,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	947,250
450,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	461,250
800,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	847,000
225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	250,875
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	267,500
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,296,000
		TOTAL	37,280,028

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Entertainment—0.7%
$425,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	$465,375
950,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	934,562
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	121,094
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	768,250
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
250,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	270,000
925,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	908,813
		TOTAL	3,468,094
		Environmental—0.1%
575,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	610,938
		Financial Institutions—3.7%
975,000		Ally Financial, Inc., 3.50%, 7/18/2016	1,005,469
1,350,000		Ally Financial, Inc., 4.75%, 9/10/2018	1,422,562
75,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	88,219
425,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	508,937
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	572,375
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	866,000
1,425,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,599,562
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	923,872
450,000		CIT Group, Inc., 5.00%, 5/15/2017	482,625
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,486,719
175,000		CIT Group, Inc., 5.375%, 5/15/2020	187,688
325,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	368,875
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	577,362
825,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	812,625
175,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	177,516
125,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	125,625
150,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	143,250
775,000		International Lease Finance Corp., 4.625%, 4/15/2021	751,266
1,250,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,293,750
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	566,467
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	535,500
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,830,937
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	772,500
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	237,375
2,325,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	2,295,937
		TOTAL	19,633,013
		Food & Beverage—4.5%
2,475,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	2,592,562
675,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	646,312
300,000		Constellation Brands, Inc., 4.25%, 5/1/2023	282,750
2,525,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	2,638,625
2,475,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	2,388,375
1,825,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,998,375
2,000,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	2,117,500
2,075,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	1,992,000
950,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,023,625
1,050,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,114,313
150,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	157,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$1,350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	$1,400,625
475,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	555,750
4,625,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,960,312
		TOTAL	23,868,249
		Gaming—3.2%
875,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	949,375
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	490,500
600,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	579,375
975,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	979,875
2,575,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,871,125
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	484,875
300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	354,750
1,725,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	1,845,750
975,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	975,000
550,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	539,000
1,075,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	1,058,875
350,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	383,250
1,375,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	1,426,562
1,256,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,376,890
760,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	836,000
1,475,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,581,937
		TOTAL	16,733,139
		Health Care—8.7%
1,200,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,278,000
2,050,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,142,250
1,475,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,504,500
125,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	137,500
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	867,000
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	743,125
1,475,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,605,906
800,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	861,000
2,875,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	3,151,719
375,000		HCA, Inc., 6.25%, 2/15/2021	393,750
1,175,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,222,000
725,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	721,375
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	778,875
3,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,763,125
875,000		Hologic, Inc., 6.25%, 8/1/2020	927,500
2,100,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	2,168,250
2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,470,312
2,175,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	2,308,219
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,127,500
1,075,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,083,063
1,875,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	1,947,656
1,675,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,859,250
275,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	307,313
1,200,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,305,000
1,200,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	1,129,500
675,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	647,156

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	$984,375
1,100,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	1,160,500
2,300,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	2,472,500
325,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	359,531
3,000,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	3,315,000
500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	503,750
825,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	937,406
		TOTAL	46,183,906
		Industrial - Other—3.0%
1,175,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,157,375
900,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	987,750
750,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	828,750
950,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	957,125
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 10/1/2022	671,625
1,925,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,040,500
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	752,500
325,000		Mastec, Inc., 4.875%, 3/15/2023	309,563
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	547,969
225,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	237,375
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	334,500
1,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,501,500
80,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	90,200
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,111,281
1,425,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,549,687
1,250,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,290,625
1,275,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	1,287,750
		TOTAL	15,656,075
		Lodging—0.4%
700,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	736,750
925,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	945,234
375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	377,813
		TOTAL	2,059,797
		Media - Cable—1.8%
650,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	620,750
1,000,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,037,500
1,100,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,034,000
175,000		Charter Communications Holdings II, 5.75%, 1/15/2024	165,375
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	191,188
200,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.25%, 3/15/2021	194,000
1,600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	1,516,000
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,164,625
675,000		DISH DBS Corporation, 5.125%, 5/1/2020	683,437
175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	182,875
2,600,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	2,645,500
225,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	233,437
		TOTAL	9,668,687
		Media - Non-Cable—6.5%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	649,750
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	360,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$450,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	$488,250
2,875,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,918,125
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	310,500
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	157,500
1,075,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,139,500
2,200,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	2,288,000
1,925,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	2,187,281
975,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	1,031,062
1,475,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	1,500,812
975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	1,113,937
375,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	387,656
1,175,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	1,227,875
650,000	[1,2]	Gray Television, Inc., 7.50%, 10/1/2020	687,375
1,225,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	1,287,781
1,075,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	1,138,156
1,125,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,153,125
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	715,813
925,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	889,156
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	760,375
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	827,813
825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	792,000
375,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	388,594
775,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	757,563
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	355,063
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	922,500
1,450,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,584,125
425,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	406,938
575,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	514,625
1,175,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	1,214,656
950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	966,625
1,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,552,500
1,475,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,593,000
		TOTAL	34,268,031
		Metals & Mining—0.3%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
925,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	904,188
125,000		Steel Dynamics, Inc., Sr. Note, 5.25%, 4/15/2023	124,688
425,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	437,750
		TOTAL	1,466,686
		Packaging—4.1%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,522,625
850,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	856,375
1,075,000		Ball Corp., 4.00%, 11/15/2023	970,187
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	217,000
200,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	205,500
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	275,625
1,000,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	1,065,000
750,000		Crown Americas, LLC, 4.50%, 1/15/2023	699,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$425,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	$484,500
950,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,002,250
750,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	774,844
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	808,375
3,500,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	3,701,250
475,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	504,688
1,675,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,800,625
2,350,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	2,620,250
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	215,000
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	185,000
725,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	746,750
425,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	463,250
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,351,250
		TOTAL	21,469,719
		Restaurants—0.9%
1,675,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,867,625
1,125,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	1,303,594
1,525,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,497,359
		TOTAL	4,668,578
		Retailers—4.4%
1,875,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,928,925
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	943,500
1,225,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	1,249,500
775,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	740,125
1,650,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,732,500
1,975,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,058,937
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	307,500
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	565,000
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	595,125
1,300,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,413,750
1,875,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,950,000
425,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	438,813
1,150,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,190,250
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,866,081
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,427,687
2,050,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,126,875
1,025,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	1,142,875
325,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	338,813
550,000		Sally Holdings, LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	611,187
150,000		Sally Holdings, LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	149,625
300,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	304,500
		TOTAL	23,081,568
		Services—0.5%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,020,000
750,000		Monitronics International, Inc., 9.125%, 4/1/2020	795,000
250,000	[1,2]	Monitronics International, Inc., Sr. Note, Series 144A, 9.125%, 4/1/2020	265,000
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	605,000
		TOTAL	2,685,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—10.4%
$250,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	$260,313
325,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	314,438
325,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	325,000
550,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	565,125
2,175,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,316,375
45,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	47,363
1,775,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,981,344
1,700,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	1,768,000
1,156,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,277,380
975,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	965,250
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,037,875
825,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	835,313
2,000,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	2,215,000
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,569,375
1,650,000		Epicor Software Corp., 8.625%, 5/1/2019	1,802,625
1,425,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,467,750
450,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	497,250
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	373,187
5,500,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	5,926,250
350,000		Flextronics International Ltd., 4.625%, 2/15/2020	343,875
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	337,750
550,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	627,000
1,325,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,341,562
721,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	781,384
550,000		IAC Interactive Corp., 4.75%, 12/15/2022	511,500
1,100,000	[1,2]	IAC Interactive Corp., 4.875%, 11/30/2018	1,128,875
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	832,156
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,945,125
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,019,812
525,000		Iron Mountain, Inc., 5.75%, 8/15/2024	493,500
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	223,000
900,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	879,750
1,925,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	2,233,000
850,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	962,625
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,306,250
725,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	739,500
600,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	207,000
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	438,750
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	537,625
475,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	480,937
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	261,563
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	205,000
1,000,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	947,500
1,050,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	1,002,750
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	300,438
1,100,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,223,750
1,350,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,417,500
250,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	259,375
700,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	734,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	$451,031
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	109,250
1,775,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,948,062
800,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	854,000
1,400,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,517,250
325,000		Verisign, Inc., 4.625%, 5/1/2023	312,813
625,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	682,812
		TOTAL	55,143,408
		Textile—0.1%
650,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	614,250
		Transportation—0.3%
900,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	940,500
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	297,687
500,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	521,250
		TOTAL	1,759,437
		Utility - Electric—1.0%
275,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	283,938
415,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	454,425
225,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	212,625
550,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	566,500
1,375,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,467,812
122,502	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	106,052
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	419,063
100,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	103,000
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	868,000
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	613,812
		TOTAL	5,095,227
		Utility - Natural Gas—2.5%
1,325,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,305,125
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	592,625
325,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	373,607
525,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	539,438
675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	732,057
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	199,876
250,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	249,687
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,889,250
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	399,375
425,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	437,219
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	217,500
225,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	214,313
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	367,427
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	172,813
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	295,625
350,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	322,000
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	270,625
1,400,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	1,389,500
275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	261,938
850,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	848,938
475,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	480,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$512,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	$556,160
250,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	258,125
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	726,250
		TOTAL	13,100,410
		Wireless Communications—3.6%
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	943,312
550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	595,375
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	837,000
1,500,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,575,000
700,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	714,875
700,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	710,500
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	104,625
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,009,375
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	210,250
525,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	547,969
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	378,875
925,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	956,219
75,000	[1,2]	MetroPCS Wireless, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2021	78,281
2,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,506,875
1,925,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,098,250
675,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	818,438
2,475,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	2,716,313
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	335,250
2,050,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,044,875
		TOTAL	19,181,657
		Wireline Communications—0.7%
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	718,875
725,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	798,406
450,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	457,875
225,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	253,125
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,295,438
200,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	199,750
		TOTAL	3,723,469
		TOTAL CORPORATE BONDS (IDENTIFIED COST $415,259,919)	428,771,173
		COMMON STOCKS—10.3%
		Automotive—0.8%
65,766	[3]	American Axle & Manufacturing Holdings, Inc.	1,315,320
1,774	[3]	Motors Liquidation Co.	83,200
75,000		Remy International, Inc.	1,742,250
100,780	[3]	Stoneridge, Inc.	1,301,070
		TOTAL	4,441,840
		Building Materials—0.4%
26,000	[3]	Nortek, Inc.	1,899,040
		Chemicals—1.0%
44,179		Axiall Corp.	2,001,309
34,805		Koppers Holdings, Inc.	1,649,061
209,458	[3]	Omnova Solutions, Inc.	1,834,852
		TOTAL	5,485,222

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Products—0.6%
67,196	[3]	Libbey, Inc.	$1,545,508
22,689		Spectrum Brands Holdings, Inc.	1,601,390
		TOTAL	3,146,898
		Energy—0.8%
49,772		BreitBurn Energy Partners LP	941,188
67,716	[3]	Denbury Resources, Inc.	1,129,503
38,304		Linn Energy LLC	1,165,208
66,058	[3]	Northern Oil and Gas, Inc.	1,053,625
		TOTAL	4,289,524
		Entertainment—0.2%
45,178		Regal Entertainment Group	880,067
		Food & Beverage—0.3%
65,952		Pinnacle Foods, Inc.	1,819,616
		Gaming—0.4%
79,630	[3]	Pinnacle Entertainment, Inc.	2,001,898
		Health Care—0.6%
815,706	[3]	Radnet, Inc.	1,631,412
36,697	[3]	Tenet Healthcare Corp.	1,583,476
		TOTAL	3,214,888
		Industrial - Other—0.6%
20,523		Belden, Inc.	1,437,021
55,391	[3,5]	International Wire Group Holdings, Inc.	1,537,100
		TOTAL	2,974,121
		Media - Non-Cable—0.9%
223,360	[3]	Cumulus Media, Inc., Class A	1,559,053
136,674	[3]	Entercom Communication Corp.	1,430,976
97,372		Interpublic Group of Cos., Inc.	1,694,273
		TOTAL	4,684,302
		Metals & Mining—0.3%
166,487	[3]	Century Aluminum Co.	1,498,383
1,842	[3,5]	Royal Oak Ventures, Inc.	0
		TOTAL	1,498,383
		Other—0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging—0.7%
82,362	[3]	Berry Plastics Group, Inc.	1,766,665
34,900		Greif, Inc., Class A	1,917,755
		TOTAL	3,684,420
		Paper—0.9%
27,760	[3]	Clearwater Paper Corp.	1,469,892
221,227	[3]	Graphic Packaging Holding Co.	1,986,618
15,761		Rock-Tenn Co.	1,488,154
		TOTAL	4,944,664
		Technology—1.8%
113,758	[3]	CommScope Holdings Co., Inc.	1,830,366
34,418		IAC Interactive Corp.	1,969,054
56,975	[3]	IGATE Capital Corp.	1,907,523
69,654	[3]	Magnachip Semiconductor Corp.	1,413,976
107,432	[3]	Spansion, Inc.	1,331,083

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
76,285	[3]	Viasystems Group, Inc.	$1,132,832
		TOTAL	9,584,834
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,711,058)	54,549,717
		PREFERRED STOCK—0.1%
		Finance - Commercial—0.1%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $170,345)	542,875
		WARRANTS—0.1%
		Automotive—0.1%
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	186,004
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	136,081
		TOTAL WARRANTS (IDENTIFIED COST $760,353)	322,085
		EXCHANGE-TRADED FUNDS—0.4%
		Financial Services—0.4%
12,403		iShares Russell 1000 Growth ETF	1,040,488
12,815		iShares Russell 2000 Value ETF	1,257,792
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $1,959,631)	2,298,280
		INVESTMENT COMPANIES—6.8%[7]
1,549,894		Federated Bank Loan Core Fund	15,886,407
20,068,201	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	20,068,201
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $35,929,642)	35,954,608
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $503,790,948)[9]	522,438,738
		OTHER ASSETS AND LIABILITIES - NET—1.0%[10]	5,224,478
		TOTAL NET ASSETS—100%	$527,663,216
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $188,048,661, which represented 35.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2013, these liquid restricted securities amounted to $187,942,609, which represented 35.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$122,502	$106,052
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-day net yield.

9	At November 30, 2013, the cost of investments for federal tax purposes was $504,557,598. The net unrealized appreciation of investments for federal tax purposes was $17,881,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,385,717 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,504,577.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$428,771,113	$60	$428,771,173
Equity Securities:
Common Stock
Domestic	53,012,617	1,537,100[1]	—	54,549,717
International	—	—	0	0
Preferred Stock
Domestic	—	542,875	—	542,875
Warrants	322,085	—	—	322,085
Exchange-Traded Funds	2,298,280	—	—	2,298,280
Investment Companies[2]	35,954,608	—	—	35,954,608
TOTAL SECURITIES	$91,587,590	$430,851,088	$60	$522,438,738
1	Includes $919,490 of a domestic common stock security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014